Annual Fund Operating Expenses - Vox Populi ETF - Vox Populi ETF Class	Aug. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.30%

[1]	Pursuant to an investment advisory agreement, Distribution Cognizant, LLC (the “Adviser”) pays all other expenses of the Fund except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses (such as litigation expenses and indemnification of the Trustees and officers with respect thereto).